Restatements of Previously Issued Condensed Consolidated Interim Financial Statements (Unaudited) (Details Narrative) - USD ($)	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018
Additional paid in capital	$ 30,326,963	$ 27,583,920	$ 26,199,595
Board of Directors [Member]
Additional paid in capital	$ 1,119,294	$ 1,119,294	$ 1,119,294